Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following during the three months ended March 31, 2014:

	Goodwill	Intangible Assets
Balance at December 31, 2013	$33,745	$38,191
Amortization expense	—	(2,536)
Balance at March 31, 2014	$33,745	$35,655

Goodwill
As of March 31, 2014, the Partnership had goodwill of $33,745 based on the allocation of the purchase price of its acquisition of D&I.
Intangible Assets
Intangible assets arising from the acquisition of D&I consisted of the following:

	Useful life	March 31, 2014
Supplier agreements	1-20 Years	$21,997
Customer contracts and relationships	1-10 Years	18,132
Other intangible assets	1-3 Years	1,749
Intangible assets		41,878
Less: Accumulated amortization		(6,223)
Intangible assets, net		$35,655

Amortization expense was $2,536 for the three months ended March 31, 2014. The weighted average remaining life of intangible assets was 12 years as of March 31, 2014. As of March 31, 2014, future amortization is as follows:

Fiscal Year	Amortization
2014 (Nine Months)	$2,591
2015	2,967
2016	2,938
2017	2,850
2018	2,850
Thereafter	21,459
$35,655

Goodwill and Intangible Assets
Changes in goodwill and intangible assets consisted of the following:

	Goodwill	Intangible Assets
Balance at December 31, 2012	$—	$—
Additions from D&I acquisition	33,745	41,878
Amortization expense	—	(3,687)
Balance at December 31, 2013	$33,745	$38,191

Goodwill
As of December 31, 2013, the Partnership had goodwill of $33,745 based on the allocation of the purchase price of its acquisition of D&I.
Intangible Assets
Intangible assets arising from the acquisition of D&I consisted of the following:

	Useful life	December 31, 2013

Supplier agreements	1-20 Years	21,997
Customer contracts and relationships	1-10 Years	18,132
Other intangible assets	1-3 Years	1,749
Intangible assets		41,878
Less: Accumulated amortization		(3,687)
Intangible assets, net		$38,191

Amortization expense was $3,687 for the year ended December 31, 2013. The weighted average remaining life of intangible assets was 13 years as of December 31, 2013. As of December 31, 2013, future amortization is as follows:

Fiscal Year	Amortization
2014	$5,127
2015	2,967
2016	2,938
2017	2,850
2018	2,850
Thereafter	21,459
$38,191